Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments

Presentation of interest income and expense on derivatives designated as hedging instruments

Effective 1 January 2017, UBS refined the presentation of interest income and interest expense on derivatives designated as hedging instruments in effective hedge relationships to align the presentation with interest arising from designated hedged items. As a result of this presentation change:

  Interest income from loans and deposits and Interest expense on debt issued for the year ended 31 December 2017 were each CHF 530 million lower, with no change to Net interest income.
  Interest income from derivative instruments designated as cash flow hedges, previously included within Interest income from loans and deposits, is now separately disclosed within Note 3.

Prior-period information has not been restated, as the effect was not material.

  Refer to Note 3 for more information

Amendments to IAS 7, Statement of Cash Flows

UBS adopted amendments to IAS 7, Statement of Cash Flows, in 2017 and now separately discloses the drivers of changes in financial liabilities arising from financing activities, including changes arising from cash flows and non-cash changes, in its statement of cash flows.

  Refer to the statement of cash flows for more information
  Refer to the “Balance sheet, liquidity and funding management” section of this report for information on liabilities and funding management

Amendments to IAS 12, Income Taxes

In 2017, UBS adopted amendments to IAS 12, Income Taxes, that clarify how to account for deferred tax assets related to debt instruments measured at fair value. The adoption of these amendments did not have a material impact on the Group’s financial statements.

UBS AG
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments

Presentation of interest income and expense on derivatives designated as hedging instruments

Effective 1 January 2017, UBS AG refined the presentation of interest income and interest expense on derivatives designated as hedging instruments in effective hedge relationships to align the presentation with interest arising from designated hedged items. As a result of this presentation change:

  Interest income from loans and deposits was CHF 530 million lower, while Interest expense on debt issued and Interest expense on loans and deposits for the year ended 31 December 2017 were lower by CHF 382 million and CHF 148 million, respectively, with no change to Net interest income.
  Interest income from derivative instruments designated as cash flow hedges, previously included within Interest income from loans and deposits, is now separately disclosed within Note 3.

Prior-period information has not been restated, as the effect was not material.

  Refer to Note 3 for more information

Amendments to IAS 7, Statement of Cash Flows

UBS AG adopted amendments to IAS 7, Statement of Cash Flows, in 2017 and now separately discloses the drivers of changes in financial liabilities arising from financing activities, including changes arising from cash flows and non-cash changes, in its statement of cash flows.

  Refer to the statement of cash flows for more information
  Refer to the “Balance sheet, liquidity and funding management” section of this report for information on liabilities and funding management

Amendments to IAS 12, Income Taxes

In 2017, UBS AG adopted amendments to IAS 12, Income Taxes, that clarify how to account for deferred tax assets related to debt instruments measured at fair value. The adoption of these amendments did not have a material impact on UBS AG’s financial statements.